Stockholders' Equity (Deficit) (Details Narrative) - USD ($)					12 Months Ended
	Sep. 15, 2020	Aug. 04, 2020	Aug. 02, 2020	Feb. 27, 2019	Dec. 31, 2020	Dec. 31, 2019
Stock issued					$ 26,250
Shares issued upon exercise of warrants					100,909
Number of warrants exercised					110,000
Debt principal amount				$ 2,845,414
Accrued interest				$ 300,362	$ 53,929	$ 51,075
Debt converted into shares				19,711,362
Stock based compensation expense		$ 50,000	$ 61,224
General and administrative expenses					$ 2,046,573	$ 411,019
Dividend rate					0.00%
Risk-free interest rate					0.44%
Expected volatility					162.24%
Number of stock issued for services		378,597	408,163
Number of warrants cancelled				2,250,000
Anti-dilution provisions for common shares				328,111
Intrinsic value of warrants outstanding					$ 2,926,612
Benjamin Kaplan [Member]
Shares issued upon exercise of warrants					3,358,498
Warrants issued during period, value					$ 720,695
General and administrative expenses					$ 720,695
Warrants exercise price					$ 0.01
Dividend rate					0.00%
Benjamin Kaplan [Member] | Minimum [Member]
Stock price					$ 0.37
Risk-free interest rate					0.13%
Expected volatility					648.00%
Benjamin Kaplan [Member] | Maximum [Member]
Stock price					$ 0.12
Risk-free interest rate					0.20%
Expected volatility					570.00%
Member of Management [Member]
Stock based compensation expense		$ 50,000
Number of stock issued for services		378,597
CAD [Member]
Debt principal amount				$ 3,740,431
Accrued interest				$ 394,693
Convertible Promissory Note [Member]
Shares issued for conversion of convertible securities					37,818,154
Shares issued upon exercise of warrants					2,544,870
Debt principal amount					$ 2,544,487
Debt converted into shares					37,818,154
Warrants exercise price					$ 0.01
Psychedelitech, Inc. [Member]
Number of shares purchased	1,050,000
Ownership percentage	10.00%
Cost of investment					$ 26,250
Bezalel Partners LLC [Member]
Number of stock issued for services				475,642
Number of stock issued for services, value				$ 237,821
KW Capital Partners Ltd [Member]
Number of stock issued for services				317,095
Number of stock issued for services, value				$ 158,547
Strategic Alliance Agreement [Member]
Stock issued, shares	1,050,000
Stock issued	$ 26,250
Asset Sale and Purchase Agreement [Member]
Stock issued, shares					353,622
Stock issued					$ 40,000
Finder's Fee Agreement [Member]
Stock issued, shares					1,250,000
Stock issued					$ 46,875
Compensation for services description					Total compensation for the consultant's efforts and services shall be a cash fee of 10% of the total principal amount of gross proceeds from any financing and 10% of the total shares of common stock purchased or convertible equivalent.
Stock based compensation expense					$ 63,500